Financial Statement Schedule I Condensed Financial Information of Parent Company Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Class A Ordinary Shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,300,000,000	1,300,000,000
Common stock, shares issued	421,729,902	449,578,517
Common stock, shares outstanding	421,729,902	449,578,517
Class B Ordinary Shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	58,453,168	58,453,168
Common stock, shares outstanding	58,453,168	58,453,168
Parent Company | Class A Ordinary Shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,300,000,000	1,300,000,000
Common stock, shares issued	421,729,902	449,578,517
Common stock, shares outstanding	421,729,902	449,578,517
Parent Company | Class B Ordinary Shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	58,453,168	58,453,168
Common stock, shares outstanding	58,453,168	58,453,168